Putnam Tax Exempt Income Fund
The fund's portfolio
6/30/22 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.91% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (101.6%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (0.6%)
Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB	$1,000,000	$1,090,915
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA	2,575,000	2,793,599
5.00%, 9/15/33	AA	350,000	380,237

			4,264,751
Alaska (1.2%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/49	A+/F	6,750,000	6,072,438
4.00%, 10/1/39	A+/F	2,575,000	2,497,257

			8,569,695
Arizona (2.8%)
AZ State Indl. Dev. Auth. Rev. Bonds, (Equitable School Revolving Fund, LLC Oblig. Group), 4.00%, 11/1/37	A	1,100,000	1,054,067
AZ State Indl. Dev. Auth. Charter School Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/51	A	2,200,000	1,953,972
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B
4.00%, 7/1/61	BBB-	2,120,000	1,670,723
4.00%, 7/1/51	BBB-	2,000,000	1,646,088
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (Somerset Academy of Las Vegas), 4.00%, 12/15/51	BB	700,000	561,545
AZ State Sports & Tourism Auth. Rev. Bonds, (Multi-Purpose Stadium Fac.), Ser. A, 5.00%, 7/1/30 (Prerefunded 7/1/22)	A1	500,000	500,000
El Mirage, G.O. Bonds, AGM, 5.00%, 7/1/42 (Prerefunded 7/1/22)	Aa2	250,000	250,000
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 5.00%, 5/15/39	BBB-/F	3,500,000	3,476,150
Lake Havasu City, Waste Wtr. Syst. Rev. Bonds, Ser. B, AGM, 5.00%, 7/1/43	AA	250,000	264,419
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), Ser. C, 5.00%, 7/1/48	AA-	600,000	624,117
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	250,000	257,243
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	350,000	350,772
Northern AZ U. Rev. Bonds, 5.00%, 6/1/34	A1	250,000	260,136
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds, (Civic Plaza), Ser. B, FGIC, NATL, 5.50%, 7/1/43	Aa2	1,000,000	1,234,124
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,000,000	1,007,162
(Great Hearts Academies), Ser. A, 5.00%, 7/1/36	BBB-	1,010,000	1,027,264
(Choice Academies, Inc.), 4.875%, 9/1/22 (Escrowed to maturity)	BB	35,000	35,196
(Great Hearts Academies), 3.75%, 7/1/24	BBB-	75,000	75,070
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
5.00%, 7/1/35	BB	100,000	100,357
Ser. A, 5.00%, 7/1/35	BB	150,000	150,535
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,900,000	2,113,959
5.00%, 12/1/37	A3	500,000	537,564
U. of AZ Board of Regents Syst. Rev. Bonds, (Green Bond), Ser. A, 5.00%, 7/1/41	Aa2	200,000	210,305
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/33	A2	100,000	103,356
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	265,000	265,065
Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds, (Yuma Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/32	A	400,000	414,073

			20,143,262
California (14.5%)
Bay Area Wtr. Supply & Conservation Agcy. Rev. Bonds
5.00%, 10/1/34(FWC)	Aa3	1,500,000	1,680,364
5.00%, 10/1/31(FWC)	Aa3	2,000,000	2,237,042
5.00%, 10/1/29(FWC)	Aa3	1,500,000	1,657,706
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	850,000	729,565
(Glendale Properties), Ser. A-1, 4.00%, 2/1/56	BB/P	2,000,000	1,716,625
(Fountains at Emerald Park), 3.00%, 8/1/56	BBB/P	5,975,000	4,356,695
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	3,142,132	2,934,216
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,740,880
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	3,500,000	3,508,665
CA State Pub. Wks. Board Rev. Bonds
(Various Cap.), Ser. A, 5.00%, 8/1/33	Aa3	1,200,000	1,378,307
Ser. A, 5.00%, 8/1/31	Aa3	3,300,000	3,863,654
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Front Porch Cmnty. & Svcs. Oblig. Group), Ser. A, 3.00%, 4/1/51	A-	6,700,000	4,950,905
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	3,250,000	2,347,028
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(City of Orange Portfolio), 3.00%, 3/1/57	BBB-/P	1,250,000	905,076
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	3,800,000	2,742,375
Los Angeles, Cmnty. Fac. Dist. No. 11 Special Tax Bonds, 4.00%, 9/1/46	BB/P	1,460,000	1,286,847
Los Angeles, Dept. of Arpt. Rev. Bonds
5.00%, 5/15/45	Aa3	1,500,000	1,607,429
Ser. C, 5.00%, 5/15/28	Aa3	3,000,000	3,331,822
Ser. A, 4.00%, 5/15/39	Aa3	1,350,000	1,330,657
4.00%, 5/15/35	Aa3	1,500,000	1,499,236
Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds, Ser. C, 5.00%, 7/1/40	Aa2	5,000,000	5,648,938
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	2,250,000	2,781,516
Menifee, Union School Dist. Cmnty. Fac. Special Tax Bonds, (Dist. No. 2011-1)
4.00%, 9/1/45	BB+/P	860,000	766,768
4.00%, 9/1/41	BB+/P	800,000	733,041
Mount Diablo Unified School Dist. G.O. Bonds, Ser. B
4.00%, 6/1/37	Aa3	1,625,000	1,634,009
4.00%, 8/1/36	Aa3	1,375,000	1,384,746
4.00%, 8/1/35	Aa3	1,500,000	1,537,802
4.00%, 8/1/34	Aa3	2,000,000	2,086,479
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. P
5.00%, 5/15/42	Aa3	12,000,000	13,270,102
5.00%, 5/15/38	Aa3	6,000,000	6,696,806
River Islands Pub. Fin. Auth. Special Tax Bonds, (Cmnty. Fac. Dist. No. 2021-1)
4.00%, 9/1/51	BB-/P	350,000	283,399
4.00%, 9/1/46	BB-/P	1,000,000	835,314
San Bernardino Cnty., FRB, Ser. C, 1.292%, 8/1/23	AA+	5,000,000	4,973,663
San Diego Cnty., COP, 5.00%, 10/1/46	Aa1	2,250,000	2,526,566
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A
5.00%, 5/1/36	A1	3,065,000	3,305,157
5.00%, 5/1/31	A1	2,385,000	2,646,049
5.00%, 5/1/30	A1	4,500,000	4,970,816
San Francisco, City & Cnty. Cmnty. Fac. Dist. No. 2016 144A Special Tax Bonds, (Impt. Area No. 2), Ser. A, 4.00%, 9/1/42	BB-/P	2,000,000	1,797,545

			103,683,810
Colorado (2.9%)
CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Hosp. Assn.), 5.00%, 5/15/45	A	1,000,000	1,019,178
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,016,188
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/37(T)	A-	425,000	411,115
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/38(T)	A-	650,000	626,022
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/39(T)	A-	650,000	625,170
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/44(T)	A-	2,250,000	2,070,855
(CommonSpirit Health Oblig. Group), Ser. A-2, 4.00%, 8/1/49(T)	A-	4,500,000	4,031,415
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	4,100,000	3,506,340
Denver City & Cnty., Arpt. Rev. Bonds, (Sub. Syst.), Ser. A, 5.50%, 11/15/31	A1	1,925,000	1,984,321
E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A2	5,000,000	3,033,596
Park Creek, Metro. Dist. Tax Alloc. Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	238,003
Vauxmont, Metro. Dist. G.O. Bonds, AGM
5.00%, 12/1/31	AA	230,000	260,045
3.25%, 12/15/50	AA	1,918,000	1,544,664

			20,366,912
Connecticut (1.8%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,500,000	1,537,001
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/33	BBB+	1,855,000	2,002,589
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/32	BBB+	600,000	660,973
(Stamford Hosp. Oblig. Group (The)), Ser. M, 4.00%, 7/1/42	BBB+	935,000	833,110
(Stamford Hosp. Oblig. Group (The)), Ser. M, 4.00%, 7/1/41	BBB+	1,470,000	1,327,045
CT State Hsg. Fin. Auth. Mtge. Program Rev. Bonds
Ser. B-1, 4.10%, 11/15/39(T)	Aaa	1,685,000	1,684,966
Ser. B-1, 4.15%, 11/15/44(T)	Aaa	4,065,000	3,978,578
Ser. F-2, 2.20%, 5/15/23	Aaa	965,000	964,976

			12,989,238
Delaware (0.1%)
DE State Econ. Dev. Auth. Charter School Rev. Bonds, (ASPIRA of Delaware Charter Operations, Inc.), 4.00%, 6/1/42	BB	730,000	639,439

			639,439
District of Columbia (3.4%)
DC Rev. Bonds
(Intl. School), 5.00%, 7/1/54	BBB	1,275,000	1,265,067
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,283,104
(D.C. Intl. School), 5.00%, 7/1/39	BBB	2,000,000	2,028,436
(KIPP DC), Ser. A, 5.00%, 7/1/37	BBB+	2,500,000	2,603,784
DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5.00%, 2/1/25	A1	1,035,000	1,037,865
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/31(FWC)	Aa3	2,500,000	2,802,180
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.), 4.00%, 10/1/53(T)	A-	2,050,000	1,801,089
(Dulles Metrorail & Cap. Impt. Proj.), Ser. B, 4.00%, 10/1/44(T)	A-	2,050,000	1,872,101
4.00%, 10/1/37	A-	3,140,000	3,012,750
4.00%, 10/1/36	A-	1,490,000	1,436,274
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Metrorail), Ser. A, zero %, 10/1/37	A-	11,000,000	5,085,513

			24,228,163
Florida (4.6%)
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	890,000	890,720
FL State Dev. Fin Corp. Sr. Living Rev. Bonds, (Glenridge on Palmer Ranch Oblig. Group), 5.00%, 6/1/51	BB/P	1,300,000	1,065,969
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed. Oblig. Group)
4.00%, 7/1/55	Baa3	750,000	602,810
4.00%, 7/1/45	Baa3	600,000	510,616
FL State Dev. Fin. Corp. Hlth. Care Fac. Rev. Bonds, (Shands Jacksonville Medical Center, Inc.), 4.00%, 2/1/52	Baa3	2,250,000	1,851,584
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	3,700,000	3,830,895
Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.)
5.00%, 11/15/45	A2	1,735,000	1,767,416
5.00%, 11/15/40	A2	2,175,000	2,224,961
Lee Cnty., Indl. Dev. Auth. Rev. Bonds, (Shell Point/Waterside Hlth.), 5.00%, 11/15/39	BBB+	750,000	760,094
Miami-Dade Cnty., Aviation Rev. Bonds
Ser. B, 5.00%, 10/1/40	A-	5,000,000	5,198,193
Ser. A, 5.00%, 10/1/38	A-	1,750,000	1,797,713
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds
(Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,800,000	1,856,718
(Orlando Hlth.), 4.00%, 10/1/52	A+	1,300,000	1,226,034
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	5,000,000	5,232,677
Seminole Cnty., 144A Rev. Bonds, (Galileo School Foundation, Inc. (The))
4.00%, 6/15/56	Ba1	805,000	617,219
4.00%, 6/15/51	Ba1	830,000	657,756
4.00%, 6/15/41	Ba1	425,000	362,623
4.00%, 6/15/36	Ba1	315,000	280,424
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/49	A1	2,250,000	592,837
zero %, 9/1/42	A1	830,000	320,717
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical University, Inc.), Ser. A
4.00%, 10/15/39	A2	500,000	483,097
4.00%, 10/15/37	A2	725,000	707,419
4.00%, 10/15/35	A2	325,000	321,166

			33,159,658
Georgia (2.1%)
Atlanta, Tax Alloc. Bonds, (Atlantic Station), 5.00%, 12/1/24	A3	800,000	848,500
Atlanta, Arpt. Rev. Bonds, (Dept. of Aviation), Ser. C
4.00%, 7/1/42	Aa3	200,000	193,359
4.00%, 7/1/41	Aa3	1,000,000	974,613
Cobb Cnty., Kennestone Hosp. Auth. Rev. Bonds, (WellStar Hlth. Syst. Oblig. Group)
4.00%, 4/1/41	A+	275,000	268,066
4.00%, 4/1/39	A+	475,000	465,407
4.00%, 4/1/36	A+	250,000	247,714
4.00%, 4/1/35	A+	225,000	223,856
4.00%, 4/1/34	A+	250,000	250,816
4.00%, 4/1/33	A+	200,000	201,835
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4)
Ser. A, 5.50%, 7/1/60	A	3,500,000	3,630,591
5.00%, 1/1/63	BBB+	2,000,000	2,049,002
4.50%, 7/1/63	A	6,000,000	5,548,421

			14,902,180
Guam (0.1%)
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5.00%, 10/1/34 (Prerefunded 10/1/22)	Baa2	200,000	201,653
AGM, 5.00%, 10/1/30 (Prerefunded 10/1/22)	AA	500,000	504,134

			705,787
Hawaii (0.1%)
HI State Harbor Syst. Rev. Bonds, Ser. A
4.00%, 7/1/36	Aa3	375,000	379,006
4.00%, 7/1/31	Aa3	250,000	264,085

			643,091
Idaho (0.6%)
ID State Hlth. Fac. Auth. VRDN (St Luke's Hlth. Syst. Ltd. Oblig. Group), Ser. C, 0.65%, 3/1/48	VMIG 1	4,500,000	4,500,000

			4,500,000
Illinois (9.4%)
Chicago, G.O. Bonds
Ser. A, 5.00%, 1/1/30	BBB+	3,950,000	4,174,398
Ser. B, 4.00%, 1/1/38	BBB+	3,090,000	2,894,618
Ser. A, 4.00%, 1/1/36	BBB+	3,850,000	3,662,183
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB	1,500,000	1,530,624
Ser. A, 5.00%, 12/1/38	BB	2,000,000	2,050,690
Ser. A, 5.00%, 12/1/35	BB	2,000,000	2,062,196
Chicago, Hsg. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/31	AA-	4,540,000	4,929,189
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 1/1/38	A	200,000	210,623
Chicago, Waste Wtr. Transmission Rev. Bonds, 5.00%, 1/1/44	A	3,000,000	3,036,927
Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/29	A	1,750,000	1,841,674
AGM, 5.00%, 11/1/25	AA	1,420,000	1,422,457
IL State G.O. Bonds
Ser. B, 5.00%, 10/1/32	Baa1	2,000,000	2,106,699
Ser. A, 5.00%, 12/1/31	Baa1	2,870,000	3,018,740
Ser. C, 5.00%, 11/1/29	Baa1	3,550,000	3,780,786
5.00%, 2/1/29	Baa1	2,725,000	2,890,206
Ser. A, 5.00%, 12/1/28	Baa1	2,000,000	2,142,431
Ser. D, 5.00%, 11/1/28	Baa1	6,425,000	6,888,920
5.00%, 2/1/28	Baa1	2,350,000	2,519,237
Ser. D, 5.00%, 11/1/27	Baa1	2,800,000	3,020,608
Ser. A, 4.00%, 3/1/38	Baa1	2,250,000	2,126,738
4.00%, 6/1/35	Baa1	1,825,000	1,759,566
4.00%, 6/1/34	Baa1	925,000	897,183
4.00%, 6/1/32	Baa1	985,000	976,331
IL State Fin. Auth. Rev. Bonds
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/56	BBB	750,000	629,721
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/51	BBB	750,000	646,901
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/41	BBB	725,000	661,398
(Riverside Hlth. Syst. Oblig. Group), 4.00%, 11/15/31	A+	500,000	509,087
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL Chicago), 5.00%, 2/15/50	Baa3	500,000	470,076
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. A, 5.00%, 6/15/57	A-	2,500,000	2,517,447
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, (Green Bond), Ser. E, 5.00%, 12/1/29	AA	1,580,000	1,747,883

			67,125,537
Indiana (1.0%)
IN State Fin. Auth. Waste Wtr. Util. Rev. Bonds, (CWA Authority, Inc.)
5.00%, 10/1/37(FWC)	AA	1,200,000	1,357,343
5.00%, 10/1/36(FWC)	AA	1,100,000	1,248,778
5.00%, 10/1/33(FWC)	AA	1,000,000	1,152,852
Indianapolis, Local Pub. Impt. Bond Bk. Rev. Bonds, (Courthouse and Jail), Ser. A, 5.00%, 2/1/54	Aa1	3,000,000	3,262,211

			7,021,184
Iowa (0.4%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	3,850,000	3,010,293

			3,010,293
Kentucky (4.1%)
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53 (Prerefunded 7/1/23)	Baa2	1,400,000	1,452,161
KY State Property & Bldg. Comm. Rev. Bonds, (No. 117), Ser. B, 5.00%, 5/1/28	A1	565,000	619,190
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	9,750,000	9,882,674
Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	5,000,000	5,061,175
KY State Tpk. Auth. Econ. Dev. Rev. Bonds, (Revitalization Projects), Ser. A-22, 5.00%, 7/1/32	Aa3	3,400,000	3,889,175
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare, Inc.), Ser. A
5.00%, 10/1/30	A	1,135,000	1,209,616
4.00%, 10/1/34	A	6,000,000	5,905,038
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/31	A+	415,000	428,510
5.00%, 7/1/30	A+	1,000,000	1,034,302

			29,481,841
Louisiana (0.5%)
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	4,000,000	3,722,932

			3,722,932
Maryland (0.4%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	750,000	755,360
MD State Econ. Dev. Corp. Rev. Bonds, (Seagirt Marine Term.), Ser. A
5.00%, 6/1/49	Baa2	500,000	515,504
5.00%, 6/1/44	Baa2	500,000	518,021
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Adventist Hlth. Care Oblig. Group)
5.00%, 1/1/30	Baa3	285,000	307,657
5.00%, 1/1/29	Baa3	290,000	312,379
5.00%, 1/1/28	Baa3	300,000	322,167
5.00%, 1/1/27	Baa3	430,000	457,543

			3,188,631
Massachusetts (2.7%)
MA State Dev. Fin. Agcy. VRDN, (Boston U.), Ser. U-6E, 0.59%, 10/1/42	VMIG 1	3,885,000	3,885,000
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.10%, 12/1/30	Aa2	725,000	730,184
MA State Port Auth. Rev. Bonds, Ser. E, 5.00%, 7/1/51	Aa2	12,000,000	12,715,524
MA State Wtr. Resource Auth. VRDN, Ser. A-3, 0.88%, 8/1/37	VMIG 1	1,705,000	1,705,000

			19,035,708
Michigan (8.1%)
Belding Area School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/40	AA	300,000	324,205
Chippewa, Valley School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/34	Aa1	250,000	265,318
Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	77,500	77,294
Detroit, Downtown Dev. Auth. Tax Alloc. Bonds, Ser. A, AGM
5.00%, 7/1/48	AA	7,000,000	7,309,086
5.00%, 7/1/38	AA	1,000,000	1,046,929
Genesee Cnty., Wtr. Supply Syst. G.O. Bonds
BAM, 5.25%, 2/1/40	AA	200,000	213,548
(Wtr. Supply Syst.), Ser. B, BAM, 5.00%, 2/1/33	AA	250,000	270,845
Grand Rapids, Wtr. Supply Syst. Rev. Bonds, 5.00%, 1/1/41	Aa2	400,000	428,591
Grand Valley, State U. Rev. Bonds, (MI State U.), Ser. A, U.S. Govt. Coll., 5.00%, 12/1/32	A1	250,000	269,926
Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	A+	7,780,000	8,281,477
Karegnondi, Wtr. Auth. Rev. Bonds
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A2	250,000	256,488
5.00%, 11/1/36	A	1,285,000	1,374,934
5.00%, 11/1/34	A	1,600,000	1,716,479
5.00%, 11/1/31	A	1,100,000	1,187,564
Kentwood, Econ. Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group)
4.00%, 11/15/43	BBB-/F	1,820,000	1,503,260
4.00%, 11/15/31	BBB-/F	495,000	460,436
Kentwood, Economic Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	2,250,000	2,249,830
Kentwood, Pub. School G.O. Bonds, (School Bldg. & Site), 5.00%, 5/1/41	AA-	250,000	269,700
Lansing, School Dist. G.O. Bonds, (School Bldg. & Site), Ser. I, Q-SBLF, 5.00%, 5/1/41	AA	225,000	242,730
Lincoln, Cons. School Dist. G.O. Bonds, Ser. A, AGM, Q-SBLF, 5.00%, 5/1/40	AA	200,000	215,233
Livonia, Pub. School Dist. G.O. Bonds, AGM, 5.00%, 5/1/45	AA	200,000	214,708
MI State Fin. Auth. Rev. Bonds
(Detroit Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/44	BBB-	1,150,000	1,159,323
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	5,250,000	5,458,338
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	400,000	418,632
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	AA-	270,000	278,952
Ser. H-1, 5.00%, 10/1/30	AA-	500,000	523,266
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	BBB-	850,000	857,166
(Wayne Cnty.), BAM, 4.00%, 11/1/55	AA	4,000,000	3,749,990
(Trinity Health Corp. Oblig. Group), Ser. A, 4.00%, 12/1/49(T)	AA-	4,100,000	3,814,025
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	2,568,000	2,368,370
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.25%, 2/1/32	BBB-	1,855,000	1,931,522
(Lawrence Technological U.), 5.00%, 2/1/47	BBB-	3,195,000	3,231,476
(College for Creative Studies), 5.00%, 12/1/45	BBB+	250,000	250,368
MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.), Ser. A
4.625%, 10/1/39	AA	225,000	226,674
4.45%, 10/1/34	AA	100,000	100,831
Oakland U. Rev. Bonds
5.00%, 3/1/39	A1	2,000,000	2,063,391
Ser. A, 5.00%, 3/1/33 (Prerefunded 3/1/23)	A1	500,000	508,829
5.00%, 3/1/32	A1	130,000	134,761
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF, 4.00%, 5/1/38	Aa1	2,000,000	2,025,335
Rochester, Cmnty. School Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/36	AA	250,000	272,066
Warren, Cons. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/35	AA	350,000	381,693

			57,933,589
Minnesota (0.7%)
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A
4.00%, 7/1/36	BB/P	1,250,000	1,153,766
4.00%, 7/1/31	BB/P	1,000,000	960,501
Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN, (Allina Hlth. Syst.), Ser. B-2, 0.63%, 11/15/35	VMIG 1	2,600,000	2,600,000

			4,714,267
Mississippi (0.5%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.375%, 6/1/44	A	3,075,000	2,081,186
MS State Bus. Fin. Corp. Sol. Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Management, Inc.), 2.20%, 3/1/27	A-	1,250,000	1,221,549

			3,302,735
Missouri (1.3%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
5.00%, 3/1/54	A2	3,725,000	3,848,336
AGM, 4.00%, 3/1/57	AA	1,700,000	1,571,249
St. Louis, Muni. Fin. Corp. Rev. Bonds, AGM
5.00%, 10/1/49	AA	2,250,000	2,448,901
5.00%, 10/1/40	AA	1,000,000	1,108,845

			8,977,331
Montana (0.1%)
MT State Fac. Fin. Auth. Rev. Bonds, (SCL Hlth. Syst.), Ser. A, 4.00%, 1/1/37	AA+	600,000	595,015

			595,015
Nebraska (2.2%)
Central Plains Energy Project Gas Supply Mandatory Put Bonds (8/1/25), 4.00%, 12/1/49	Aa1	7,500,000	7,706,779
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A2	8,050,000	8,292,012

			15,998,791
Nevada (0.3%)
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A
2.75%, 6/15/28	Ba2	1,800,000	1,614,986
2.50%, 6/15/24	Ba2	335,000	324,165

			1,939,151
New Hampshire (1.5%)
National Fin. Auth. Hosp. Rev. Bonds, (St. Luke's Hosp. Oblig. Group)
4.00%, 8/15/41	A3	1,000,000	968,747
4.00%, 8/15/39	A3	1,100,000	1,073,301
4.00%, 8/15/38	A3	1,000,000	979,015
4.00%, 8/15/36	A3	600,000	592,492
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	634,725
(Catholic Med. Ctr.), 5.00%, 7/1/44	BBB+	1,500,000	1,542,712
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	4,500,000	4,665,333

			10,456,325
New Jersey (4.2%)
NJ State Econ. Dev. Auth. Rev. Bonds
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,250,000	1,343,929
Ser. B, 5.00%, 11/1/26	A3	5,400,000	5,791,334
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	3,000,000	3,105,913
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. AA, 5.00%, 6/15/38	A3	1,400,000	1,497,565
Ser. AA, 5.00%, 6/15/35	A3	3,000,000	3,226,246
Ser. BB, 4.00%, 6/15/46	A3	3,050,000	2,813,791
(Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	A3	8,760,000	8,155,619
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/35	A-	4,000,000	4,212,168

			30,146,565
New Mexico (0.5%)
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	2,000,000	1,546,180
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/32	BB+/F	2,155,000	2,099,249

			3,645,429
New York (6.5%)
Brookhaven, Local Dev. Corp. Rev. Bonds, (Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.50%, 10/1/25	A-	2,185,000	2,194,128
NY City, VRDN, Ser. I-4, 0.60%, 4/1/36	VMIG 1	3,000,000	3,000,000
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds, (2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	2,000,000	2,101,881
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, 0.60%, 6/15/49	VMIG 1	3,990,000	3,990,000
NY City, Transitional Fin. Auth. Rev. Bonds, Ser. F-1
5.00%, 2/1/51	AAA	8,950,000	9,754,771
5.00%, 2/1/42	AAA	3,500,000	3,846,650
5.00%, 2/1/41	AAA	1,855,000	2,042,311
5.00%, 2/1/40	AAA	1,000,000	1,104,046
5.00%, 2/1/39	AAA	1,000,000	1,107,501
NY State Hsg. Fin. Agcy. VRDN (8 East 102nd St., LLC), Ser. A, 0.89%, 5/1/44	VMIG 1	1,500,000	1,500,000
NY State Trans. Dev. Corp. Exempt Fac. Rev. Bonds, (Empire State Thruway Partners, LLC.), 4.00%, 4/30/53	BBB-/F	5,000,000	4,090,070
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	2,000,000	2,048,045
NY State Urban Dev. Corp. Rev. Bonds, 5.00%, 3/15/47	Aa1	5,000,000	5,397,404
Port Auth. of NY & NJ Rev. Bonds, Ser. 207, 5.00%, 9/15/31	Aa3	3,800,000	4,090,438

			46,267,245
North Carolina (0.4%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group)
4.00%, 3/1/51	BB/P	2,000,000	1,473,114
4.00%, 3/1/41	BB/P	1,050,000	845,492
4.00%, 3/1/36	BB/P	900,000	763,753

			3,082,359
North Dakota (0.2%)
Grand Forks, Hlth. Care Syst. Rev. Bonds, (Altru Hlth. Syst. Oblig. Group), AGM, 3.00%, 12/1/46	AA	2,000,000	1,559,956

			1,559,956
Ohio (2.8%)
Akron, Income Tax Rev. Bonds
4.00%, 12/1/41	AA-	750,000	754,037
4.00%, 12/1/40	AA-	1,345,000	1,354,204
4.00%, 12/1/38	AA-	770,000	776,776
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/53	BB+	2,500,000	2,567,667
(Cleveland Museum of Natural History (The)), 5.00%, 7/1/36	A3	300,000	337,072
(Cleveland Museum of Natural History (The)), 5.00%, 7/1/35	A3	200,000	225,125
(Cleveland Museum of Natural History (The)), 5.00%, 7/1/34	A3	300,000	338,437
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/46	A3	950,000	916,528
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/41	A3	230,000	230,081
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/40	A3	250,000	250,580
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/39	A3	200,000	202,437
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/38	A3	250,000	253,575
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/37	A3	200,000	203,380
Confluence Cmnty. Auth. Rev. Bonds, (Stadium & Sports)
4.00%, 5/1/39	AA+	750,000	759,432
4.00%, 5/1/34	AA+	1,280,000	1,327,730
4.00%, 5/1/33	AA+	560,000	583,904
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmntys.), 5.00%, 1/1/32	BBB-/F	1,000,000	1,000,035
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Kenyon College), 5.00%, 7/1/37(FWC)	A2	1,725,000	1,811,433
OH State Hosp. Rev. Bonds, (Premier Hlth. Partners Oblig. Group)
4.00%, 11/15/41	Baa1	455,000	419,090
4.00%, 11/15/39	Baa1	1,325,000	1,234,297
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, U.S. Govt. Coll., 4.00%, 1/1/43 (Prerefunded 1/1/28)	AAA/P	15,000	16,117
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,750,000	1,832,473
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	A3	645,000	668,090
5.00%, 2/15/33	A3	355,000	368,211
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	1,350,000	1,359,352
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	145,000	147,762

			19,937,825
Pennsylvania (4.4%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A
5.00%, 1/1/56	AA	1,175,000	1,219,485
5.00%, 1/1/51	AA	8,125,000	8,463,241
4.00%, 1/1/56	AA	3,500,000	3,182,237
Centre Ctny., Hosp. Auth. Rev. Bonds, (Mount Nittany Med. Ctr.), Ser. A, 5.00%, 11/15/41 (Prerefunded 11/15/25)	A+	500,000	545,352
Chester Cnty., Indl. Dev. Auth. Rev. Bonds, (University Student Hsg, LLC), 5.00%, 8/1/30	Ba2	960,000	963,840
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries)
5.00%, 1/1/32	BBB+/F	120,000	123,871
5.00%, 1/1/31	BBB+/F	100,000	103,325
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/29 (Prerefunded 7/1/24)	AAA/P	500,000	528,456
PA State Tpk. Comm. Rev. Bonds
Ser. B-1, 5.00%, 6/1/42	A3	1,725,000	1,807,494
Ser. 2nd, 5.00%, 12/1/36	A3	2,000,000	2,137,659
4.90%, 12/1/44	A1	5,000,000	5,190,451
Ser. A, 4.00%, 12/1/49	A3	2,160,000	1,999,327
Ser. B, 3.00%, 12/1/51	A	2,000,000	1,448,174
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (Independence Charter School-West)
5.00%, 6/15/39	BB/P	500,000	501,565
4.00%, 6/15/29	BB/P	350,000	343,746
Philadelphia, Gas Wks. Rev. Bonds
5.00%, 8/1/32	A	1,000,000	1,061,335
5.00%, 8/1/31	A	1,000,000	1,062,244
Pittsburgh, School Dist. G.O. Bonds, 3.00%, 9/1/38	Aa2	1,000,000	878,495

			31,560,297
Puerto Rico (0.4%)
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A-1, 5.00%, 7/1/58	BB-/P	2,900,000	2,857,891

			2,857,891
Rhode Island (0.5%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,250,000	3,286,603

			3,286,603
South Carolina (1.8%)
Charleston Cnty., Arpt. Dist. Syst. Rev. Bonds, Ser. A, 5.25%, 7/1/33	A1	5,320,000	5,419,850
Lexington Cnty., Hlth. Svcs. Dist. Rev. Bonds, (LexMed Oblig. Group)
4.00%, 11/1/32	A1	750,000	760,820
4.00%, 11/1/31	A1	750,000	766,447
Myrtle Beach, Tax Alloc. Bonds, (Myrtle Beach Air Force Base Redev.)
5.00%, 10/1/29	A2	1,000,000	1,080,690
5.00%, 10/1/28	A2	425,000	460,844
SC State Jobs Econ. Dev. Auth. Hosp. VRDN (Prisma Hlth. Oblig. Group), Ser. B, 0.65%, 5/1/48	VMIG 1	500,000	500,000
SC State Pub. Svcs. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/36	A2	4,000,000	4,134,798

			13,123,449
South Dakota (0.2%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The))
4.00%, 8/1/56	BBB-	1,000,000	813,512
4.00%, 8/1/41	BBB-	500,000	447,189

			1,260,701
Tennessee (0.7%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-1, 4.00%, 8/1/37(T)	A-	425,000	411,115
Ser. A-1, 4.00%, 8/1/38(T)	A-	425,000	409,322
Ser. A-2, 5.00%, 8/1/44(T)	A-	425,000	434,155
Ser. A-1, 4.00%, 8/1/44(T)	A-	875,000	805,333
Ser. A-2, 5.00%, 8/1/49(T)	A-	775,000	787,780
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/45	A2	2,000,000	2,102,130

			4,949,835
Texas (5.8%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Riverwalk Education Foundation, Inc.), PSFG, 4.00%, 8/15/44	AAA	4,600,000	4,508,041
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	365,000	375,842
Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools)
Ser. B, PSFG, 5.00%, 8/15/27	A-	375,000	402,975
Ser. T, PSFG, 4.00%, 8/15/42	AAA	1,400,000	1,415,284
Ser. T, PSFG, 4.00%, 8/15/40	AAA	1,500,000	1,547,986
Ser. T, PSFG, 4.00%, 8/15/39	AAA	1,500,000	1,564,873
PSFG, 4.00%, 8/15/31	AAA	2,000,000	2,108,430
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (IDEA Pub. Schools), PSFG, 5.00%, 8/15/33	AAA	1,000,000	1,073,966
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/28	Baa2	1,300,000	1,301,876
Houston, Util. Syst. Rev. Bonds, Ser. D, 5.00%, 11/15/39	Aa2	2,285,000	2,411,076
Irving, Hotel Occupancy Tax Rev. Bonds
5.00%, 8/15/39	BBB+	600,000	630,409
5.00%, 8/15/36	BBB+	430,000	456,163
5.00%, 8/15/34	BBB+	300,000	320,079
5.00%, 8/15/33	BBB+	240,000	256,572
5.00%, 8/15/31	BBB+	100,000	107,722
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10)
3.00%, 9/1/47	BBB-	600,000	433,021
3.00%, 9/1/44	BBB-	500,000	372,206
3.00%, 9/1/40	BBB-	225,000	176,040
3.00%, 9/1/39	BBB-	250,000	197,165
3.00%, 9/1/38	BBB-	200,000	159,698
3.00%, 9/1/37	BBB-	220,000	178,047
3.00%, 9/1/34	BBB-	150,000	126,175
Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, 5.00%, 5/15/40	A	750,000	777,879
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	2,250,000	2,334,173
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	750,000	676,696
(Westminster Manor), 4.00%, 11/1/55	BBB/F	1,250,000	1,032,392
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.00%, 7/1/48	AA	1,705,000	1,625,220
(Children's Hlth. Syst. of TX), Ser. A, 4.00%, 8/15/34	Aa3	1,000,000	992,188
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43 (Prerefunded 1/1/25)	A1	9,700,000	10,726,737
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	250,000	265,650
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	2,750,000	2,900,869

			41,455,450
Utah (1.1%)
UT Infrastructure Agcy. Rev. Bonds, Ser. A
4.00%, 10/15/41	BBB-/F	500,000	418,055
4.00%, 10/15/38	BBB-/F	500,000	430,131
4.00%, 10/15/36	BBB-/F	300,000	266,157
4.00%, 10/15/34	BBB-/F	800,000	729,472
4.00%, 10/15/32	BBB-/F	500,000	468,372
3.00%, 10/15/45	BBB-/F	1,000,000	665,137
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.)
5.00%, 10/15/38	AA	720,000	780,686
5.00%, 10/15/33	AA	420,000	457,527
5.00%, 10/15/31	AA	530,000	578,702
Utah State Bldg. Ownership Auth. Lease Rev. Bonds, (Master Lease), 5.00%, 5/15/41	Aa1	2,960,000	3,307,752

			8,101,991
Virginia (2.4%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42 (Prerefunded 10/1/24)	AAA/P	625,000	674,217
Federal Home Loan Mortgage Corporation Rev. Bonds, Ser. M-053, Class A, 2.55%, 6/15/35	AA+	7,370,000	6,614,725
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929%, 8/23/27 (Escrowed to maturity)	A1	8,900,000	9,598,838

			16,887,780
Washington (0.7%)
Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	1,000,000	1,039,244
WA State Hsg. Fin. Comm. Rev. Bonds, (Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	4,031,804	3,690,126

			4,729,370
Wisconsin (1.0%)
Pub. Fin. Auth. Rev. Bonds, (Roseman U. of Hlth. Sciences), 4.00%, 4/1/42	BB	850,000	728,481
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	1,000,000	1,001,263
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/56	BB+/P	2,000,000	1,491,035
WI Pub. Fin. Auth. Hotel Rev. Bonds, (Grand Hyatt), 5.00%, 2/1/62	BBB-	2,000,000	2,009,095
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Hmong American Peace Academy, Ltd.)
5.00%, 3/15/50	BBB	1,375,000	1,378,811
4.00%, 3/15/30	BBB	400,000	386,591

			6,995,276

Total municipal bonds and notes (cost $763,588,597)			$725,147,338

SHORT-TERM INVESTMENTS (2.5%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 1.36%(AFF)	Shares	16,806,851	$16,806,851
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43%(P)	Shares	260,000	260,000
U.S. Treasury Bills 1.132%, 8/4/22(SEG)		$600,000	599,330
U.S. Treasury Bills 1.090%, 8/2/22(SEG)		200,000	199,796

Total short-term investments (cost $17,866,028)			$17,865,977
TOTAL INVESTMENTS

Total investments (cost $781,454,625)			$743,013,315

FUTURES CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
U.S. Treasury Bond 30 yr (Short)	23	$3,188,375	$3,188,375	Sep-22	$52,237
U.S. Treasury Bond Ultra 30 yr (Short)	82	12,656,188	12,656,188	Sep-22	311,159
U.S. Treasury Note Ultra 10 yr (Short)	41	5,222,375	5,222,375	Sep-22	87,705

Unrealized appreciation					451,101

Unrealized (depreciation)					—

Total					$451,101

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2021 through June 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $713,849,217.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/22
	Short-term investments
	Putnam Short Term Investment Fund*	$56,497,650	$233,596,714	$273,287,513	$38,301	$16,806,851

	Total Short-term investments	$56,497,650	$233,596,714	$273,287,513	$38,301	$16,806,851
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $737,204.
(FWC)	Forward commitment, in part or in entirety.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $51,373,807 to cover tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.91%, 1.79% and 2.29%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	20.2%
	Transportation	16.2
	Utilities	11.1
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $23,763,040 were held by the TOB trust and served as collateral for $14,057,825 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $36,798 for these investments based on an average interest rate of 0.35%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$725,147,338	$—
Short-term investments	260,000	17,605,977	—

Totals by level	$260,000	$742,753,315	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$451,101	$—	$—

Totals by level	$451,101	$—	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	300
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com